Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	€ 1,530,228	€ 1,732,115
Total deferred tax liabilities	1,964,962	2,110,621
Net deferred tax liabilities	(434,734)	(378,506)
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	16,243	13,392
Total deferred tax liabilities	38,753	30,310
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	73,087	71,915
Total deferred tax liabilities	3,066	19,324
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	4,817	4,994
Total deferred tax liabilities	759,146	632,984
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	78,545	72,769
Total deferred tax liabilities	228,609	165,082
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	853,352	1,164,620
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities	780,321	1,068,409
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	187,406	50,819
Total deferred tax liabilities	13,204	92,756
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	148,808	135,356
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	111,861	175,394
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	11,447	3,027
Total deferred tax liabilities	1,508	372
Compensation expense related to stock options
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	3,064	3,426
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	41,598	36,403
Total deferred tax liabilities	€ 140,355	€ 101,384